INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
	For the years ended
	2013	2012	2011

Current income tax expense	$141,547	$11,897,173	$21,961,627

Schedule of Effective Income Tax Rate Reconciliation

	For the years ended
	2013	2012	2011

(Loss) / Income before tax	$(13,995,870)	$38,030,261	$79,582,179

Expected PRC income tax expense at statutory tax rate of 25%	(3,498,968)	9,507,565	19,895,544
Depreciation allowance over-claimed in 2011	-	1,127,816	-
Unused tax losses for PRC	3,059,134
Net losses not realizable currently for Hong Kong and BVI tax purposes	581,381	-	-
Non deductible tax expenses	-	1,261,792	2,066,083
Actual income tax expense	$141,547	$11,897,173	$21,961,627